Investments - Investments Breakdown (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Disclosure of joint ventures [line items]
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	R$ 240,350	R$ 264,312
Goodwill	29,384	29,384
Other investments evaluated at fair value through other comprehensive income	864,524	901,181
Investments accounted for using equity method	1,134,258	1,194,877
Total Investments, including Goodwill and Financial Instruments	R$ 1,134,258	R$ 1,194,877